INCOME TAX EXPENSE - Principal components of deferred income tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net loss carryforward	¥ 600,358	¥ 635,188
Accrued expenses and payroll payable	14,669	17,230
Provision for impairment of assets	3,171	3,620
Valuation allowance	(618,198)	(656,038)
Tax loss carryforwards	¥ 2,401,434
Statute of limitations period according to the PRC Tax Administration and Collection Law (in years)	3 years
Extension period for statute of limitations under special circumstances (in years)	5 years
Amount of minimum underpayment of tax liability listed as special circumstance for extension period for statute of limitations	¥ 100
Withholding income taxes for undistributed profits	¥ 0	¥ 0